INCOME STATEMENT BREAKDOWN	3 Months Ended
Mar. 31, 2025
Disclosure of income statement breakdown [Abstract]
INCOME STATEMENT BREAKDOWN

NOTE 21. INCOME STATEMENT BREAKDOWN
The breakdown of Income is detailed below: Net Income from Interest, Net Fee Income, and Net Income from Financial Instruments measured at Fair Value through Profit or Loss, as of the given dates:

	03.31.25
Items	Net Financial Income/(Expense)	OCI
By measuring Financial Assets at fair value through profit or loss	213,689,593	(150,076,028)
Income from Government Securities	152,983,972	(150,076,028)
Income from Corporate Securities	47,402,832	—
Income from Derivative Financial Instruments	7,377	—
Forward Transactions	7,377	—
Income from Other Financial Assets	(3,658)	—
Income from sale or derecognition of Financial Assets at fair value	13,299,070	—
For Financial Liabilities measured at Fair Value through Profit or Loss	6,664,553	—
Income from Derivative Financial Instruments	6,664,553	—
Forward Transactions	6,664,553	—
Options	—	—
Total	220,354,146	(150,076,028)

	03.31.24
Items	Net Financial Income/(Expense)	OCI
By measuring Financial Assets at fair value through profit or loss	242,288,631	(482,939)
Income from Government Securities	200,300,794	(482,939)
Income from Corporate Securities	30,852,553	—
Income from Derivative Financial Instruments	190,493	—
Forward Transactions	190,493	—
Income from Other Financial Assets	11,593	—
Income from sale or derecognition of Financial Assets at fair value	10,933,198
For Financial Liabilities measured at Fair Value through Profit or Loss	(43,897,724)	—
Income from Derivative Financial Instruments	(43,897,724)	—
Forward Transactions	(35,459,315)	—
Options	(8,438,409)	—
Total	198,390,907	(482,939)

Interest-related Income	03.31.25	03.31.24
For Cash and due from Banks	167,215	181,687
For Corporate Securities	3,578,925	4,779,451
For Government Securities	426,015,734	1,557,067,290
For Loans and Other Financing	1,337,024,350	1,199,705,830
Non-Financial Public Sector	69,553	—
Financial Sector	15,050,456	6,913,063
Non-Financial Private Sector	1,321,904,341	1,192,792,767
Advances	80,744,308	112,969,725
Mortgage	63,586,609	172,183,716
Pledges	38,923,810	10,233,431
Personal	381,241,331	154,335,815
Credit Cards	480,701,799	398,412,862
Finance Leases	4,156,602	2,270,168
Overdrafts	251,008,263	327,398,657
Exports Prefinancing and Financing	8,424,956	662,098
Others	13,116,663	14,326,295
For Repurchase Transactions	626,609	678,495,555
Argentine Central Bank	—	678,459,042
Other Financial Institutions	626,609	36,513
Total	1,767,412,833	3,440,229,813

Interest-related Expenses	03.31.25	03.31.24
On Deposits	(590,752,485)	(1,095,065,968)
Non-Financial Private Sector	(590,752,485)	(1,095,065,968)
Checking Accounts	(12,383,334)	(859,904)
Savings Accounts	(81,355,262)	(61,566,197)
Time Deposits and Term Investments	(279,426,401)	(573,901,151)
Others	(217,587,488)	(458,738,716)
For Financing Received from the Argentine Central Bank and Other Financial Institutions	(40,452,756)	(51,585,847)
For Repurchase Transactions	(12,671,595)	(71,124,208)
Argentine Central Bank	—	—
Other Financial Institutions	(12,671,595)	(71,124,208)
For Other Financial Liabilities	(16,497,894)	(23,286,275)
For Debt Securities	(30,654,136)	(45,518,588)
For Subordinated Debt Securities	(7,268,867)	(7,373,417)
Total	(698,297,733)	(1,293,954,303)

Fee Income	03.31.25	03.31.24
Credit Card-related Fees	172,863,352	125,017,941
Insurance-related Fees	8,241,281	8,028,610
Debt-related Fees	118,200,816	90,768,719
Credit-related Fees	59,251,393	34,714,592
Fees related to Loan Commitments and Financial Collateral	3,297,145	2,756,963
Securities-related Fees	32,332,050	23,455,897
Collection Management Fees	1,856,997	930,060
Foreign and Exchange Operations Fees	19,402,207	9,362,384
Total	415,445,241	295,035,166

Fee - related Expenses	03.31.25	03.31.24
Fees related to Securities Operations	(1,148,986)	(1,272,671)
Credit Card-related Fees	(30,223,667)	(24,478,602)
Foreign and Exchange Operations Fees	(3,222,976)	(2,180,234)
Fees related to Indirect Channels	(2,050,655)	(557,944)
Other Fees	(17,064,192)	(13,030,385)
Total	(53,710,476)	(41,519,836)